VARIABLE INTEREST ENTITY (Narrative) (Details) - 12 months ended Dec. 31, 2015 ¥ in Millions	USD ($)	CNY (¥)
Variable Interest Entity 1 | ¥		¥ 38
Variable Interest Entity 2	$ 5,400,000
Variable Interest Entity 3	308,473
Variable Interest Entity 4	404,662
Variable Interest Entity 5	$ 3,188,700